World Omni Auto Receivables Trust 2007-A Monthly Servicer Certificate June 30, 2007	Exhibit 99.1

Dates Covered
Collections Period	06/1/07 - 06/30/07
Interest Accrual Period	06/15/07 - 07/15/07
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/07

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 5/31/07	1,013,106,767.33	55,063
Yield Supplement Overcollateralization Amount at 5/31/07	29,685,186.98	0

Receivables Balance at 5/31/07	1,042,791,954.31	55,063
Principal Payments	31,559,622.13	819
Defaulted Receivables	906,569.95	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 6/30/07	28,368,622.06	0

Pool Balance at 6/30/07	981,957,140.17	54,198

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	954,145,162.02	48,011
Pre-Funding Contracts added 3/29/07	211,535,619.93	10,164
Delinquent Receivables:
Past Due 31-60 days	7,953,827.30	444
Past Due 61-90 days	2,319,922.18	120
Past Due 91 + days	583,690.92	34

Total	10,857,440.40	598

Total 31+ Delinquent as % Ending Pool Balance	1.11%

Recoveries	440,141.61

Aggregate Net Losses - June 2007	466,428.34

Overcollateralization Target Amount	11,311,052.34
Actual Overcollateralization	11,237,495.74

Weighted Average APR, Yield Adjusted	8.72%
Weighted Average Remaining Term	56.76

Flow of Funds	$ Amount

Collections	38,156,296.61
Advances	29,993.53
Investment Earnings on Cash Accounts	174,181.26
Servicing Fee	(868,993.30)
Interest Rate Swap Receipt	85,562.50

Available Funds	37,577,040.60

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	4,360,879.92
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	137,639.63
(5) Second Priority Principal Distributable Amount	21,841,025.31
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable	11,237,495.74
(8) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	37,577,040.60

Servicing Fee	868,993.30
Unpaid Servicing Fee	-

Note Balances & Note Factors	$ Amount

Original Class A	1,100,000,000.00
Original Class B	31,105,000.00

Total Class A & B
Note Balance @ 6/15/07	1,003,798,165.48
Principal Paid	33,078,521.05
Note Balance @ 7/16/07	970,719,644.43

Class A-1
Note Balance @ 6/15/07	115,693,165.48
Principal Paid	33,078,521.05
Note Balance @ 7/16/07	82,614,644.43
Note Factor @ 7/16/07	33.9977961%

Class A-2
Note Balance @ 6/15/07	288,000,000.00
Principal Paid	-
Note Balance @ 7/16/07	288,000,000.00
Note Factor @ 7/16/07	100.0000000%

Class A-3
Note Balance @ 6/15/07	236,000,000.00
Principal Paid	-
Note Balance @ 7/16/07	236,000,000.00
Note Factor @ 7/16/07	100.0000000%

Class A-4
Note Balance @ 6/15/07	333,000,000.00
Principal Paid	-
Note Balance @ 7/16/07	333,000,000.00
Note Factor @ 7/16/07	100.0000000%

Class B
Note Balance @ 6/15/07	31,105,000.00
Principal Paid	-
Note Balance @ 7/16/07	31,105,000.00
Note Factor @ 7/16/07	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	4,498,519.55
Total Principal Paid	33,078,521.05

Total Paid	37,577,040.60

Class A-1
Coupon	5.32000%
Interest Paid	530,003.25
Principal Paid	33,078,521.05

Total Paid to A-1 Holders	33,608,524.30

Class A-2
Coupon	5.32000%
Interest Paid	1,276,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	1,276,800.00

Class A-3
Coupon	5.23000%
Interest Paid	1,028,566.67
Principal Paid	0.00

Total Paid to A-3 Holders	1,028,566.67

Class A-4
Coupon	5.32000%
Interest Paid	1,525,510.00
Principal Paid	0.00

Total Paid to A-4 Holders	1,525,510.00

Class B
Coupon	5.31000%
Interest Paid	137,639.63
Principal Paid	0.00

Total Paid to B Holders	137,639.63

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	3.9771016
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2444300

Total Distribution Amount	33.2215317

A-1 Interest Distribution Amount	2.1810833
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	136.1256010

Total A-1 Distribution Amount	138.3066843

A-2 Interest Distribution Amount	4.4333333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	4.4333333

A-3 Interest Distribution Amount	4.3583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	4.3583333

A-4 Interest Distribution Amount	4.5811111
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.5811111

B Interest Distribution Amount	4.4250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	4.4250000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	660.28
Noteholders’ Principal Distributable Amount	339.72

Account Balances	$ Amount

Advances
Balance as of 5/31/07	124,721.81
Balance as of 6/30/07	154,715.34
Change	29,993.53

Reserve Fund
Balance as of 5/31/07	2,840,398.07
Investment Earnings	12,246.38
Prior Month’s Investment Earnings paid	(12,634.99)
Withdrawal	0.00
Balance as of 6/30/07	2,840,009.46
Change	-388.61

Reserve Fund Requirement	2,827,763.08